Related Party Transactions (Details Textual)	12 Months Ended
Jun. 30, 2018
Shareholders [Member]
Related party Transaction interest Rate	12.00%
Related party loan Transaction maturity date	Apr. 30, 2019
Related parties [member]
Related party Transaction interest Rate	10.50%
Related party loan Transaction maturity date	Jul. 31, 2019